Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2024		$ 533	[1]	$ 58	[1]		$ 51,070,184	$ 708,470	$ (68,903,695)	$ 673,725	$ (16,450,725)
Balance, shares at Dec. 31, 2024	[1]	925		101
Registration of ordinary shares in connection with share incentive plan		$ 80	[1]		[1]		(80)
Registration of ordinary shares in connection with share incentive plan, shares		139
Net loss from continuing operations									(1,422,582)		(1,422,582)
Net loss from discontinued operations			[1]		[1]				(1,232,895)		(1,232,895)
Other comprehensive income/loss			[1]		[1]					(290,762)	(290,762)
Net income											(2,655,477)
Balance at Jun. 30, 2025		$ 613	[1]	$ 58	[1]		51,070,104	708,470	(71,559,172)	382,963	(19,396,964)
Balance, shares at Jun. 30, 2025	[1]	1,064		101
Balance at Dec. 31, 2025		$ 443	[1]	$ 58	[1]	(80)	51,070,354	708,470	(74,474,141)	(48,964)	(22,743,860)
Balance, shares at Dec. 31, 2025	[1]	769		101
Net loss from continuing operations											(2,110,295)
Other comprehensive income/loss			[1]		[1]					(335,500)	(335,500)
Class A ordinary shares issued to investors, net of offering costs		$ 82,949	[1]		[1]		16,543,850				16,626,799
Class A ordinary shares issued to investors, net of offering costs, shares	[1]	144,009
Issuance of Class B ordinary shares for Debt Settlement			[1]	$ 562	[1]		48,038				48,600
Issuance of Class B ordinary shares for Debt Settlement, shares	[1]			975
Issuance of Class B to a shareholder			[1]	$ 846	[1]		63,554				64,400
Issuance of Class B to a shareholder, shares	[1]			1,469
Net income			[1]		[1]				20,494,107		20,494,107
Disposal of subsidiaries			[1]		[1]			(708,470)	708,470	764,444	764,444
Balance at Jun. 30, 2026		$ 83,392	[1]	$ 1,466	[1]	$ (80)	$ 67,725,796		$ (53,271,564)	$ 379,980	$ 14,918,990
Balance, shares at Jun. 30, 2026	[1]	144,778		2,545

[1]	Giving retroactive effect to the 1-for-45 reverse share split effected on August 10, 2026.